17. Reserve for Share-Based Payments (Details)			12 Months Ended
	Jun. 29, 2022 CAD ($)	Nov. 18, 2021 CAD ($) shares	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)	Nov. 18, 2021 $ / shares
Options Granted Shares | shares		1,269,386
Exercise price of outstanding share options | $ / shares					$ 7.5
Expected volatility, share options granted		100.00%
Expected dividend as percentage, share options granted		0.00%
Risk free interest rate, share options granted		1.47%
Tax rate effect from change in tax rate		20.00%
Expected Life		5 years
Fair Value Attributable		$ 7,167,552
Stockbased Compensations	$ 168,897	$ 848,520
Cancellation of Stock Options			$ 0	$ 0
Retained earnings
Cancellation of Stock Options			$ 1,312,757	$ 1,172,443